Post closing events (Details) € in Millions, $ in Millions	Jan. 12, 2018 USD ($)	Jan. 10, 2018 EUR (€)	Jan. 10, 2018 USD ($)	Feb. 07, 2018 USD ($) EquityInstruments
Business combination | Maersk Oil | Expected
Post closing events
Shares to be issued in consideration | EquityInstruments				97,522,593
Debt to be assumed on acquisition				$ 2,500
Strategic alliance with Petrobras | Lapa and Iara concessions
Post closing events
Amount paid for transfer of rights	$ 1,950
Sale of joint venture | TotalErg joint venture
Post closing events
Proceeds from sale of equity method investments		€ 154	$ 174